SCHEDULE OF ASSET ACQUIRED LIABILITIES AND PURCHASE PRICE (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Consideration paid:
Acquired obligations	$ 340,000
Note payable – acquisition	1,050,000
Common stock (9,000,000 shares of common stock at $0.27 per share)	243,000
Total consideration paid	1,633,000
Purchase price allocation
Acquired assets	296,000
Goodwill	1,337,000
Total purchase price	$ 1,633,000